UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541
(Address of principal executive offices) (Zip code)

Michael B. Orkin
5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
July 31, 2015 (UNAUDITED)

		Value
	Shares	(Note 1)
LONG INVESTMENTS (62.19%)
COMMON STOCKS (57.43%)
Aerospace/Defense (1.69%)
Lockheed Martin Corp.	6,400	$1,325,440
Spirit Aerosystems Holdings, Inc. - Class A1	4,600	258,980
TransDigm Group, Inc.[1]	3,000	678,900
		2,263,320

Beverages - Wine/Spirits (1.15%)
Constellation Brands, Inc. - Class A	12,800	1,536,256

Building - Residential/Commercial (1.52%)
DR Horton, Inc.	46,500	1,380,585
Lennar Corp. - Class A	12,300	652,392
		2,032,977

Building & Construction Products - Miscellaneous (1.10%)
Owens Corning	32,800	1,471,080

Building Production - Cement/Aggregate (2.68%)
Martin Marietta Materials, Inc.	13,500	2,117,070
Vulcan Materials Co.	16,100	1,465,422
		3,582,492

Building Production - Wood (0.53%)
Masco Corp.	26,700	704,613

Chemicals - Diversified (0.26%)
PPG Industries, Inc.	3,200	346,816

Commercial Banks (0.99%)
Regions Financial Corp.	128,100	1,330,959

Commercial Banks Non - U.S. (0.50%)
HDFC Bank, Ltd. - ADR	10,800	674,676

Commercial Service/Financial (0.60%)
Paychex, Inc.	17,300	802,720

Computer Services (1.04%)
Manhattan Associates, Inc.[1]	21,500	1,393,630

Computers (0.95%)
Apple, Inc.	10,500	1,273,650

Diversified Banking Institution (2.05%)
Bank of America Corp.	77,400	1,383,912
JPMorgan Chase & Co.	19,300	1,322,629
Morgan Stanley	800	31,072
		2,737,613

Diversified Manufacturing Operations (2.01%)
Honeywell International, Inc.	25,600	2,689,280

		Value
	Shares	(Note 1)
Electric - Integrated (1.03%)
Dominion Resources, Inc.	19,300	$1,383,810

Electronic Components - Semiconductors (0.59%)
Ambarella, Inc.[1]	6,500	753,155
Skyworks Solutions, Inc.	400	38,268
		791,423

Electronic Devices (0.00%)*
Blackberry, Ltd.[1]	100	774

Finance - Investment Banker/Broker (1.01%)
Virtu Financial, Inc. - Class A1	57,600	1,353,600

Food - Miscellaneous/Diversified (2.55%)
The Hain Celestial Group, Inc.[1]	10,400	706,992
The Kraft Heinz Co.	34,100	2,709,927
		3,416,919

Food - Retail (1.52%)
The Kroger Co.	51,900	2,036,556

Footwear (Non-Athletic) & Related Apparel (0.57%)
Steven Madden, Ltd.[1]	18,400	766,912

Human Resources (1.81%)
AMN Healthcare Services, Inc.[1]	21,700	638,631
Manpower, Inc.	15,200	1,375,296
Robert Half International, Inc.	7,400	407,222
		2,421,149

Infrastructure Software (0.51%)
Microsoft Corp.	14,500	677,150

Institutional Brokerage (0.95%)
The Goldman Sachs Group, Inc.	6,200	1,271,434

Internet Content - Entertainment (1.57%)
Facebook, Inc. - Class A1	22,300	2,096,423

Medical - HMO (0.97%)
UnitedHealth Group, Inc.	10,700	1,298,980

Medical - Hospitals (1.49%)
Acadia Healthcare Co., Inc.[1]	8,300	662,174
Community Health Systems, Inc.[1]	10,100	590,951
HCA Holdings, Inc.[1]	7,900	734,779
		1,987,904

Medical - Outpatient/Home Medical Care (0.48%)
Amedisys, Inc.[1]	14,600	636,998

Multimedia (1.00%)
The Walt Disney Co.	11,200	1,344,000

Pipelines (0.44%)
Kinder Morgan, Inc.	17,100	592,344

		Value
	Shares	(Note 1)
Retail - Apparel/Shoe (5.40%)
American Eagle Outfitters, Inc.	155,700	$2,763,675
Express, Inc.[1]	74,400	1,416,576
Foot Locker, Inc.	18,900	1,333,395
Skechers U.S.A., Inc. - Class A1	11,400	1,715,130
		7,228,776

Retail - Building Products (2.50%)
The Home Depot, Inc.	23,400	2,738,502
Lowe's Cos., Inc.	8,800	610,368
		3,348,870

Retail - Discount (3.98%)
Dollar General Corp.	16,600	1,334,142
Target Corp.	48,800	3,994,280
		5,328,422

Retail - Drug Store (1.03%)
CVS Health Corp.	12,200	1,372,134

Retail - Perfume & Cosmetics (0.01%)
Ulta Salon Cosmetics & Fragrance, Inc.[1]	100	16,603

Retail - Restaurants (6.93%)
Cracker Barrel Old Country Store, Inc.	9,200	1,397,388
Darden Restaurants, Inc.	18,700	1,379,312
Domino's Pizza, Inc.	23,800	2,709,392
Jack in the Box, Inc.	14,400	1,368,000
Starbucks Corp.	41,900	2,427,267
		9,281,359

Semiconductor Components - Integrated Circuit Devices (0.52%)
NXP Semiconductors NV1	7,200	698,328

Steel - Producers (0.00%)*
Nucor Corp.	100	4,414

Super - Regional Banks - U.S. (0.98%)
Fifth Third Bancorp	62,400	1,314,768

Textile - Home Furnishings (0.99%)
Mohawk Industries, Inc.[1]	6,600	1,330,494

Tools - Hand Held (0.52%)
Snap-on, Inc.	4,200	692,160

Transportation - Marine (0.52%)
Teekay Tankers, Ltd. - Class A	96,900	694,773

Web Portals/Internet Service Providers (0.49%)
Google, Inc. - Class A1	1,000	657,500

TOTAL COMMON STOCKS
(Cost $70,266,288)		76,885,059

				Value
			Shares	(Note 1)
EXCHANGE-TRADED FUNDS (1.91%)
U.S. Treasury Inflation Protected Bond Fund (1.91%)
iShares® TIPS Bond ETF			22,700	$2,557,155

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,593,609)				2,557,155

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED OPTIONS (2.85%)
PURCHASED CALL OPTIONS (1.17%)
Blackberry, Ltd.	January, 2017	$10.00	525	42,000
Domino's Pizza, Inc.	September, 2015	115.00	468	131,040
DR Horton, Inc.	August, 2015	28.00	195	34,125
DR Horton, Inc.	November, 2015	27.00	650	214,500
Facebook, Inc.	December, 2015	97.50	240	131,280
Facebook, Inc. - Class A	September, 2015	85.00	190	188,100
HDFC Bank, Ltd. - ADR	October, 2015	55.00	220	164,340
iShares® MSCI Germany ETF	October, 2015	28.00	1,085	125,860
NXP Semiconductors NV	September, 2015	95.00	150	85,500
Target Corp.	January, 2016	80.00	475	225,625
Toll Brothers, Inc.	December, 2015	38.00	650	182,000
UnitedHealth Group, Inc.	August, 2015	125.00	425	37,825

TOTAL PURCHASED CALL OPTIONS
(Cost $1,509,181)				1,562,195

PURCHASED PUT OPTIONS (1.68%)
Conn's, Inc.	October, 2015	38.00	773	432,880
Conn's, Inc.	October, 2015	31.00	116	24,940
Control4 Corp.	October, 2015	10.00	300	57,000
The Fresh Market, Inc.	December, 2015	30.00	1,806	388,290
Garmin, Ltd.	October, 2015	47.50	370	220,150
Harley-Davidson, Inc.	August, 2015	62.50	330	138,600
Harley-Davidson, Inc.	January, 2016	60.00	393	186,675
Herbalife, Ltd.	August, 2015	42.50	190	36,480
iShares® iBoxx $ High Yield Corporate Bond ETF	December, 2015	90.00	218	108,782
ITT Educational Services, Inc.	October, 2015	6.00	380	93,100
MoneyGram International, Inc.	November, 2015	10.00	264	25,080
Noah Holdings, Ltd.	December, 2015	25.00	175	75,250
Zillow Group, Inc. - Class A	November, 2015	100.00	225	470,250

TOTAL PURCHASED PUT OPTIONS
(Cost $2,170,695)				2,257,477

TOTAL PURCHASED OPTIONS
(Cost $3,679,876)				3,819,672
TOTAL LONG INVESTMENTS
(Cost $76,539,773)				83,261,886

			Value
7-Day Yield		Shares	(Note 1)
SHORT TERM INVESTMENTS (34.87%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares	0.00%	46,679,507	$46,679,507

TOTAL SHORT TERM INVESTMENTS
(Cost $46,679,507)			46,679,507

TOTAL INVESTMENTS - (97.06%)
(Cost $123,219,280)			$129,941,393

Assets in Excess of Other Liabilities (2.94%)			3,934,065

NET ASSETS (100.00%)			$133,875,458

			Value
SCHEDULE OF SECURITIES SOLD SHORT		Shares	(Note 1)
COMMON STOCKS (-25.48%)
Apparel - Manufacturers (-0.97%)
Michael Kors Holdings, Ltd.		(30,800)	$(1,293,292)

Automobiles (-1.04%)
Harley-Davidson, Inc.		(23,800)	(1,387,540)

Commercial Banks Non - U.S. (-1.56%)
Australia & New Zealand Banking Group, Ltd. - Sponsored ADR		(15,800)	(376,040)
Itau Unibanco Holding SA - Sponsored ADR		(45,300)	(393,204)
Westpac Banking Corp. - Sponsored ADR		(51,900)	(1,322,931)
			(2,092,175)

Commercial Service/Financial (-0.27%)
MoneyGram International, Inc.		(36,100)	(368,220)

E - Commerce/Services (-2.17%)
Angie's List, Inc.		(110,000)	(550,000)
Etsy, Inc.		(51,000)	(1,062,840)
Zillow Group, Inc. - Class A		(15,900)	(1,295,850)
			(2,908,690)

E - Marketing/Information (-0.27%)
Liquidity Services, Inc.		(39,900)	(358,302)

Electronic Devices (-0.89%)
Garmin, Ltd.		(28,300)	(1,186,053)

Food - Retail (-2.26%)
The Fresh Market, Inc.		(23,000)	(701,500)
Sprouts Farmers Market, Inc.		(46,400)	(1,137,728)
Whole Foods Market, Inc.		(32,700)	(1,190,280)
			(3,029,508)

Instruments - Controls (-0.54%)
Control4 Corp.		(86,700)	(719,610)

		Value
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	(Note 1)
Investment Management/Advisory Services (-3.12%)
Eaton Vance Corp.	(33,800)	$(1,296,568)
Franklin Resources, Inc.	(27,200)	(1,238,960)
Waddell & Reed Financial, Inc. - Class A	(36,500)	(1,639,215)
		(4,174,743)

Machinery - Construction/Mining (-0.10%)
Caterpillar, Inc.	(1,700)	(133,671)

Oil - Field Services (-0.40%)
CARBO Ceramics, Inc.	(16,200)	(532,170)

Oil & Gas Drilling (-2.27%)
Diamond Offshore Drilling, Inc.	(31,100)	(682,645)
North Atlantic Drilling, Ltd.	(120,000)	(112,860)
Paragon Offshore PLC	(61,400)	(45,743)
Seadrill, Ltd.	(119,400)	(1,063,854)
Transocean, Ltd.	(85,300)	(1,131,078)
		(3,036,180)

Paper & Related Products (-0.48%)
Schweitzer-Mauduit International, Inc.	(16,200)	(643,140)

Retail - Apparel/Shoe (-0.98%)
Abercrombie & Fitch Co. - Class A	(65,500)	(1,315,895)

Retail - Appliances (-1.18%)
Conn's, Inc.	(45,900)	(1,584,468)

Schools (-4.24%)
American Public Education, Inc.	(21,500)	(556,205)
Apollo Education Group, Inc.	(101,100)	(1,295,091)
Bridgepoint Education, Inc.	(77,400)	(729,108)
Capella Education Co.	(7,800)	(401,778)
Career Education Corp.	(150,900)	(479,862)
DeVry Education Group, Inc.	(55,800)	(1,695,204)
ITT Educational Services, Inc.	(142,100)	(522,928)
		(5,680,176)

Super - Regional Banks - U.S. (-0.19%)
Capital One Financial Corp.	(3,100)	(252,030)

Transportation - Rail (-2.26%)
CSX Corp.	(38,200)	(1,194,896)
Norfolk Southern Corp.	(7,200)	(607,176)
Union Pacific Corp.	(12,600)	(1,229,634)
		(3,031,706)

Web Hosting/Design (-0.29%)
Endurance International Group Holdings, Inc.	(19,200)	(388,032)

TOTAL COMMON STOCKS
(Proceeds $45,066,323)		(34,115,601)

		Value
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	(Note 1)
Web Hosting/Design (continued)
PREFERRED STOCKS (-0.29%)
Commercial Banks Non - U.S. (-0.29%)
Banco Bradesco SA - ADR	(48,600)	$(385,884)

TOTAL PREFERRED STOCKS
(Proceeds $387,038)		(385,884)

EXCHANGE-TRADED FUNDS (-3.52%)
Corporate/Preferred - High Yield (-0.47%)
iShares® iBoxx $ High Yield Corporate Bond ETF	(7,200)	(633,384)

Emerging Country Exchange - Traded Funds (-2.33%)
iShares® MSCI Brazil Capped ETF	(39,700)	(1,138,993)
Market Vectors® Russia ETF	(116,500)	(1,977,005)
		(3,115,998)

High Yield Bond Fund (-0.72%)
SPDR® Barclays High Yield Bond ETF	(25,200)	(956,844)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $5,057,398)		(4,706,226)

TOTAL SECURITIES SOLD SHORT
(Proceeds $50,510,759)		$(39,207,711)

*	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund's assets are held as collateral for short sales activity. As of July 31, 2015, the amount held as collateral was $25,000,000.

Common Abbreviations:
ADR - American Depositary Receipts
ETF - Exchange-Traded Fund
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SPDR - Standard and Poor's Depositary Receipt
TIPS - Treasury Inflation Protected Securities

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments
July 31, 2015 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. Caldwell and Orkin takes the opposite view – we believe that lower risk can result in higher return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements
A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

Level 2 –
Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,885,059	$–	$–	$76,885,059
Exchange-Traded Funds	2,557,155	–	–	2,557,155
Purchased Options
Call Options	870,315	691,880	–	1,562,195
Put Options	145,262	2,112,215	–	2,257,477
Short Term Investments	46,679,507	–	–	46,679,507
TOTAL	$127,137,298	$2,804,095	$–	$129,941,393

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(34,115,601)	$–	$–	$(34,115,601)
Preferred Stock	(385,884)	–	–	(385,884)
Exchange-Traded Funds	(4,706,226)	–	–	(4,706,226)
TOTAL	$(39,207,711)	$–	$–	$(39,207,711)

The Caldwell & Orkin Fund had the following transfers out of Levels 1 and 2 at July 31, 2015

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Purchased Options	$(138,600)	$-	$138,600	$-
Total	$(138,600)	$-	$138,600	$-

The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended July 31, 2015. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

*	For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income
Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration
At July 31, 2015, the Fund invested 40.01% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of July 31, 2015, total investments would equal 91.48%, as a percentage of net assets. This would result in cash equivalents representing 8.52% of net assets, vs. the 34.87% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of July 31, 2015.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2015, the Fund had approximately 29% of its total net assets in short positions.

For the period ended July 31, 2015, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $12,894,065 and $29,369,246, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2015, based on cost of $127,713,612 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,003,186 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(775,405), resulting in net unrealized appreciation of $2,227,781.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 23, 2015

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer and Principal Financial Officer

Date:	September 23, 2015